Document	12 Months Ended
Dec. 31, 2018
Entity Information [Line Items]
Entity Registrant Name	Hilton Worldwide Holdings Inc.
Entity Central Index Key	0001585689
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Document Type	S-4
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Trading Symbol	hlt